Financial Instruments (Allowance for Doubtful Accounts for Expected Credit Losses) (Details) $ in Millions	12 Months Ended
Aug. 31, 2020 CAD ($)
Financial Instruments [Abstract]
Balance, beginning of period	$ 63
Balance, end of period	$ 74